NOVEMBER 1, 2018

SUPPLEMENT TO THE FOLLOWING SUMMARY PROSPECTUSES:

SUMMARY PROSPECTUS DATED MAY 1, 2018, AS SUPPLEMENTED MAY 11, 2018

FOR HARTFORD BALANCED HLS FUND

SUMMARY PROSPECTUSES DATED MAY 1, 2018 FOR THE FOLLOWING FUNDS:

HARTFORD DIVIDEND AND GROWTH HLS FUND

HARTFORD GLOBAL GROWTH HLS FUND

HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND

HARTFORD MIDCAP HLS FUND

HARTFORD STOCK HLS FUND

This Supplement contains new and additional information and should be read in connection with your Summary Prospectus.

Effective immediately, the ticker symbol for Class IC shares is deleted and replaced with “N/A” in each of the above referenced Summary Prospectuses.

This Supplement should be retained with your Summary Prospectus for future reference.

HV-7438	November 2018